INCOME TAXES	12 Months Ended
Dec. 31, 2019
INCOME TAXES
NOTE 8 - INCOME TAXES

The Company is subject to U.S. Federal tax laws. The Company has not recognized an income tax benefit for its operating losses in the United States because the Company does not expect to commence active operations in the United States.

UTour Pte Ltd was incorporated in Singapore and is subject to Singapore profits tax at a tax rate of 17%. Since UTour Pte Ltd had no taxable income during the reporting period, it has not paid Singapore profits taxes. UTour has not recognized an income tax benefit for its operating losses in Singapore because the Company does not expect to commence active operations in Singapore.

WeTrade Information Technology Limited (“WITL”) was incorporated in Hong Kong and is subject to Hong Kong profits tax at a tax rate of 16.5%. Since WITL had no taxable income during the reporting period, it has not paid Hong Kong profits taxes. WITL has not recognized an income tax benefit for its operating losses in Hong Kong because the Company does not expect to commence active operations in Hong Kong.

The Company plans to conduct its major operations in the PRC through Yueshang Information Technology (Beijing) Co., Ltd., and in accordance with the relevant tax laws and regulations. The corporate income tax rate in China is 25%. The Company has not paid PRC profits taxes, since it had no taxable income during the reporting period.

The Company is incorporated in United States, and is subject to corporate income tax rate of 21%. As of December 31, 2019, the Company has net operating losses from operations. The carry forwards expire through the year 2039. The Company’s net operating loss carry forward may be subject to annual limitations, which could reduce or defer the utilization of the losses as a result of an ownership change as defined in Section 382 of the Internal Revenue Code. A valuation allowance has been applied due to the uncertainty of realization.

The deferred tax asset as of December 31, 2019 consisted of the following:

2019
Net operating loss carryforwards	$87,700
Less valuation allowance	(87,700)
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